Note 7 - Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 34-0214400 002 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]
7.	Party-In-Interest Transactions

Parties-in-interest are defined under DOL regulations as any fiduciary of the Plan, any party rendering service to the Plan, the Employer, and certain others. Transactions within the Company stock are considered related party transactions. Certain administrative functions are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan. Notes receivable from participants also reflect party-in-interest transactions

The Plan held shares of EI Fixed Account – Series Class IV at December 31, 2024 that were moved into EI Fixed Account – Series Class V during 2025, both managed by Empower Annuity Insurance Company of America. The Plan also holds shares in pooled separate accounts, managed by Empower Annuity Insurance Company of America and a mutual fund that is offered by Empower Funds. Since these parties are service providers to the Plan, these transactions and the Plan’s payment of fees to these parties qualify as party-in-interest transactions. The Plan Administrator pays advisory fees to Farmers Trust Company, a related party affiliate to the Plan, and third party administrative (”TPA”) fees to National Associates, Inc. a subsidiary of Farmers Trust Company. Advisory fees and TPA fees amounted to $134,315 and $30,120 for 2025, and $127,284 and $28,653 for 2024. The Plan also paid administrative fees directly to Empower in the amount of $123,640 and $105,416 for the years ended December 31, 2025 and 2024, respectively.

During 2025, the Plan purchased 16,912 shares and sold 5,345 shares of Farmers National Banc Corp. Common Stock. The Plan holds 160,560 shares of Farmers National Banc Corp. Common Stock at December 31, 2025 with a cost basis of $2,851,338. During 2024, the Plan purchased 182,313 shares and sold 142,270 shares of Farmers National Banc Corp. Common Stock. The Plan holds 148,992 shares of Farmers National Banc Corp. Common Stock at December 31, 2024 with a cost basis of $2,690,748. During the years ended December 31, 2025 and 2024, the Plan recorded dividend income on Farmers National Banc Corp. Common Stock of $104,513 and $129,914, respectively. During the years ended December 31, 2025 and 2024, the Plan recorded depreciation of $140,605 and $61,130 on Farmers National Banc Corp. Common Stock.